Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
1
January 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
January 31, 2025
(Unaudited)
Principal
Amount Value
CORPORATE BONDS — 33.3%
Banks — 10 .0%
$ 247,000 Bank of America Corp.,
(SOFR RATE + 1.630%),
5 .20% , 04/25/29 (a) ......... $ 249,123
102,000 Bank of Montreal, Series H, MTN,
4 .70% , 09/14/27 ........... 102,165
137,000 Bank of New York Mellon Corp.
(The),
(SOFR RATE + 1.026%),
4 .95% , 04/26/27 (a) ......... 137,663
400,000 Citibank NA,
4 .93% , 08/06/26 ........... 402,085
672,000 Citigroup, Inc.,
(3 mo. Term SOFR + 1.652%),
3 .67% , 07/24/28 (a) ......... 652,601
500,000 Fifth Third Bancorp,
(SOFR RATE + 2.340%),
6 .34% , 07/27/29 (a) ......... 520,245
640,000 Goldman Sachs Bank USA,
(SOFR RATE + 0.750%),
5 .41% , 05/21/27 (a) ......... 645,579
999,000 JP Morgan Chase & Co.,
(SOFR RATE + 1.015%),
2 .07% , 06/01/29 (a) ......... 913,495
657,000 Morgan Stanley,
(SOFR RATE + 1.295%),
5 .05% , 01/28/27 (a) ......... 658,983
800,000 PNC Bank NA,
(SOFR RATE + 0.504%),
4 .78% , 01/15/27 (a) ......... 800,302
952,000 Sumitomo Mitsui Financial Group,
Inc.,
2 .63% , 07/14/26 ........... 925,346
87,000 Toronto-Dominion Bank (The)
GMTN,
5 .53% , 07/17/26 ........... 88,078
850,000 UBS AG,
(SOFR RATE + 0.720%),
4 .86% , 01/10/28 (a) ......... 852,764
650,000 US Bank NA,
(SOFR RATE + 0.690%),
4 .51% , 10/22/27 (a) ......... 647,351
420,000 Wells Fargo & Co. GMTN,
(SOFR RATE + 1.070%),
5 .71% , 04/22/28 (a) ......... 426,934
8,022,714
Communication Services — 1 .2%
1,000,000 Uber Technologies, Inc.,
4 .50% , 08/15/29 (b) ......... 975,175
Principal
Amount Value
Consumer Discretionary — 2 .8%
$ 92,000 American Honda Finance Corp.
GMTN,
(SOFR RATE + 0.770%),
5 .18% , 03/12/27 (a) ......... $ 92,278
87,000 Clorox Co. (The),
3 .90% , 05/15/28 ........... 84,843
877,000 General Motors Financial Co., Inc.,
5 .40% , 05/08/27 ........... 885,923
400,000 Marriott International, Inc.,
5 .55% , 10/15/28 ........... 409,068
218,000 Southwest Airlines Co.,
5 .13% , 06/15/27 ........... 219,302
400,000 Toyota Motor Credit Corp. GMTN,
4 .55% , 08/07/26 ........... 400,830
190,000 Warnermedia Holdings, Inc.,
3 .76% , 03/15/27 ........... 184,029
2,276,273
Consumer Staples — 0 .4%
102,000 Constellation Brands, Inc.,
5 .00% , 02/02/26 ........... 101,929
117,000 Keurig Dr Pepper, Inc.,
(SOFR Index + 0.880%),
5 .28% , 03/15/27 (a) ......... 117,959
112,000 Sysco Corp.,
3 .75% , 10/01/25 ........... 111,365
331,253
Energy — 1 .4%
114,000 BP Capital Markets America, Inc.,
3 .94% , 09/21/28 ........... 110,906
113,000 Enbridge, Inc.,
6 .00% , 11/15/28 ........... 116,939
627,000 Energy Transfer LP,
4 .95% , 06/15/28 ........... 627,461
237,000 Williams Cos., Inc. (The),
5 .40% , 03/02/26 ........... 238,652
1,093,958
Financial Services — 5 .0%
950,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
6 .10% , 01/15/27 ........... 970,431
500,000 Air Lease Corp.,
3 .38% , 07/01/25 ........... 496,904
247,000 Air Lease Corp.,
5 .85% , 12/15/27 ........... 253,434
152,000 American Express Co.,
(SOFR RATE + 1.000%),
5 .10% , 02/16/28 (a) ......... 153,085

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
2
January 31, 2025
(Unaudited)
Principal
Amount Value
Financial Services (continued)
$ 500,000 Arthur J Gallagher & Co.,
4 .60% , 12/15/27 ........... $ 498,264
641,000 Capital One Financial Corp.,
(SOFR RATE + 2.080%),
5 .47% , 02/01/29 (a) ......... 648,482
151,000 Corebridge Financial, Inc.,
3 .65% , 04/05/27 ........... 147,176
500,000 Corebridge Global Funding,
4 .90% , 01/07/28 (b) ......... 501,231
400,000 New York Life Global Funding MTN,
3 .90% , 10/01/27 (b) ......... 393,242
4,062,249
Health Care — 1 .6%
87,000 Cigna Group (The),
4 .50% , 02/25/26 ........... 86,878
259,000 CVS Health Corp.,
1 .30% , 08/21/27 ........... 236,355
667,000 HCA, Inc.,
5 .38% , 09/01/26 ........... 670,246
87,000 Pfizer Investment Enterprises Pte Ltd.,
4 .45% , 05/19/28 ........... 86,574
92,000 Zimmer Biomet Holdings, Inc.,
3 .05% , 01/15/26 ........... 90,676
87,000 Zoetis, Inc.,
5 .40% , 11/14/25 ........... 87,504
1,258,233
Industrials — 1 .4%
400,000 Caterpillar Financial Services Corp.,
4 .40% , 10/15/27 ........... 398,734
627,000 L3Harris Technologies, Inc.,
5 .40% , 01/15/27 ........... 635,159
87,000 Ryder System, Inc. MTN,
5 .30% , 03/15/27 ........... 87,926
1,121,819
Information Technology — 3 .4%
900,000 Broadcom, Inc.,
5 .05% , 07/12/27 ........... 908,022
102,000 Fiserv, Inc.,
5 .15% , 03/15/27 ........... 102,892
1,000,000 Microchip Technology, Inc.,
4 .90% , 03/15/28 ........... 998,538
750,000 Oracle Corp.,
1 .65% , 03/25/26 ........... 724,744
2,734,196
Materials — 0 .5%
170,000 Glencore Funding LLC,
5 .34% , 04/04/27 (b) ......... 171,831
Principal
Amount Value
Materials (continued)
$ 200,000 Owens Corning,
5 .50% , 06/15/27 ........... $ 203,614
375,445
Real Estate — 1 .9%
800,000 Brixmor Operating Partnership LP
REIT,
3 .90% , 03/15/27 ........... 783,468
750,000 Equinix, Inc. REIT,
1 .00% , 09/15/25 ........... 733,038
1,516,506
Telecommunication Services — 0 .2%
174,000 T-Mobile USA, Inc.,
3 .75% , 04/15/27 ........... 170,427
Utilities — 3 .5%
900,000 DTE Energy Co.,
4 .95% , 07/01/27 ........... 903,641
117,000 National Rural Utilities Cooperative
Finance Corp. MTN,
5 .05% , 09/15/28 ........... 117,959
750,000 NextEra Energy Capital Holdings,
Inc.,
4 .45% , 06/20/25 ........... 749,398
87,000 NextEra Energy Capital Holdings,
Inc.,
4 .95% , 01/29/26 ........... 87,302
600,000 Pacific Gas and Electric Co.,
5 .55% , 05/15/29 ........... 597,995
217,000 Public Service Enterprise Group, Inc.,
5 .88% , 10/15/28 ........... 224,222
97,000 Southern Co. (The),
4 .85% , 06/15/28 ........... 97,213
2,777,730
Total Corporate Bonds
(Cost $26,691,993)
26,715,978
ASSET-BACKED SECURITIES — 7.2%
BERMUDA — 0 .3%
Collateralized Loan Obligations — 0 .3%
250,000 Rad CLO 25 Ltd., Series 2024-25A,
Class A1,
(3 mo. Term SOFR + 1.460%),
5 .75% , 07/20/37 (a) (b) ....... 252,215

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
3
January 31, 2025
(Unaudited)
Principal
Amount Value
CAYMAN ISLANDS — 0 .5%
Collateralized Loan Obligations — 0 .5%
$ 400,000 Palmer Square CLO Ltd., Series 2024-
3A, Class A,
(3 mo. Term SOFR + 1.350%),
5 .64% , 07/20/37 (a) (b) ....... $ 402,184
JERSEY CHANNEL ISLANDS — 0 .3%
Collateralized Loan Obligations — 0 .3%
250,000 Golub Capital Partners CLO Ltd.,
Series 2024-74A, Class A,
(3 mo. Term SOFR + 1.500%),
5 .80% , 07/25/37 (a) (b) ....... 252,734
UNITED STATES — 6 .1%
Other Asset-Backed Securities — 6 .1%
189,001 BofA Auto Trust, Series 2024-1A,
Class A2,
5 .57% , 12/15/26 (b) ......... 189,677
500,000 Carmax Auto Owner Trust, Series
2025-1, Class A3,
4 .84% , 01/15/30 ........... 502,868
162,855 CarMax Auto Owner Trust, Series
2023-1, Class A3,
4 .75% , 10/15/27 ........... 163,147
500,000 CarMax Auto Owner Trust, Series
2024-4, Class A3,
4 .60% , 10/15/29 ........... 500,188
246,069 CNH Equipment Trust, Series 2024-
B, Class A2A,
5 .42% , 10/15/27 ........... 247,111
250,000 Enterprise Fleet Financing LLC, Series
2024-2, Class A2,
5 .74% , 12/20/26 (b) ......... 251,795
144,768 Hyundai Auto Receivables Trust, Series
2022-C, Class A3,
5 .39% , 06/15/27 ........... 145,442
300,000 John Deere Owner Trust, Series 2024-
B, Class A3,
5 .20% , 03/15/29 ........... 303,887
750,000 Kubota Credit Owner Trust, Series
2023-2A, Class A3,
5 .28% , 01/18/28 (b) ......... 757,368
250,000 Kubota Credit Owner Trust, Series
2024-2A, Class A2,
5 .45% , 04/15/27 (b) ......... 251,553
400,000 M&T Equipment Notes, Series 2024-
1A, Class A2,
4 .99% , 08/18/31 (b) ......... 401,442
250,000 PFS Financing Corp., Series 2022-D,
Class A,
4 .27% , 08/15/27 (b) ......... 249,506
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 200,000 SFS Auto Receivables Securitization
Trust, Series 2024-2A, Class A3,
5 .33% , 11/20/29 (b) ......... $ 202,177
250,000 Synchrony Card Funding LLC, Series
2022-A1, Class A,
3 .37% , 04/15/28 ........... 249,402
500,000 Verizon Master Trust, Series 2025-1,
Class A,
4 .71% , 01/21/31 ........... 501,908
4,917,471
Total Asset-Backed Securities
(Cost $5,792,904)
5,824,604
U.S. GOVERNMENT SECURITIES — 60.5%
U.S. Treasury Bills — 5 .7%
1,200,000 4 .47% , 02/25/25 (c) ............. 1,196,884
1,115,000 4 .35% , 03/27/25 (c) ............. 1,108,190
1,445,000 4 .34% , 04/03/25 (c) ............. 1,434,991
884,000 4 .34% , 08/07/25 (c) ............. 865,170
4,605,235
U.S. Treasury Notes — 54 .8%
1,131,000 5 .00% , 08/31/25 ............... 1,135,100
1,197,000 4 .50% , 11/15/25 ............... 1,198,882
3,330,000 4 .25% , 01/31/26 ............... 3,329,610
2,769,000 3 .63% , 05/15/26 ............... 2,748,557
4,319,000 4 .38% , 08/15/26 ............... 4,328,785
3,201,000 4 .63% , 11/15/26 ............... 3,222,882
4,083,000 4 .00% , 01/15/27 ............... 4,066,732
2,197,000 4 .50% , 05/15/27 ............... 2,209,959
2,959,000 4 .38% , 07/15/27 ............... 2,969,518
2,495,000 4 .13% , 09/30/27 ............... 2,489,250
2,038,000 3 .88% , 11/30/27 ............... 2,018,496
3,363,000 4 .00% , 02/29/28 ............... 3,339,091
2,608,000 4 .00% , 06/30/28 ............... 2,586,199
3,348,000 4 .38% , 08/31/28 ............... 3,357,416
2,287,000 4 .00% , 01/31/29 ............... 2,261,360
1,386,000 4 .00% , 07/31/29 ............... 1,367,809
1,410,000 4 .13% , 11/30/29 ............... 1,397,662
44,027,308
Total U.S. Government Securities
(Cost $48,652,473)
48,632,543

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
4
January 31, 2025
(Unaudited)
The following abbreviations are used in the report:
Shares Value
INVESTMENT COMPANY — 0.7%
573,959 Federated Hermes U.S. Treasury
Cash Reserves, Premier Class ,
4 .25% (d) ................. $ 573,959
Total Investment Company
(Cost $573,959)
573,959
TOTAL INVESTMENTS — 101.7%
(Cost $81,711,329)
$ 81,747,084
LIABILITIES IN EXCESS OF
OTHER ASSETS — (1.7)%
(1,403,172)
NET ASSETS — 100.0%
$ 80,343,912
(a) Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of January
31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Zero coupon security. The rate represents the yield at time of purchase.
(d) The rate shown represents the current yield as of January 31, 2025.
CLO — Collateralized Loan Obligation
GMTN — Global Medium Term Note
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 7 .2%
Corporate Bonds ............................. 33 .3
U.S. Government Securities ..................... 60 .5
Other
*
...................................... ( 1 .0 )
100 .0%
* Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.